Summary of significant accounting policies	12 Months Ended
Dec. 31, 2024
Summary of significant accounting policies
Summary of significant accounting policies
2.	Summary of significant accounting policies
(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). Significant accounting policies followed by the Group in the preparation of the consolidated financial statements are summarized below.

2.Summary of significant accounting policies (Continued)

(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs for which the Company is the ultimate primary beneficiary, and the subsidiaries of the VIEs.

All significant intercompany transactions and balances between the Company, its consolidated subsidiaries and the consolidated VIEs have been eliminated upon consolidation.

(c)	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and related disclosure of contingent assets and liabilities at the balance sheet dates, and the reported revenues and expenses during the reporting periods and disclosed in the consolidated financial statements and accompanying notes. Changes in facts and circumstances may result in revised estimates.

Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability, it is subsequently remeasured at fair value at each reporting date with changes in fair value reflected in earnings.

(d)	Foreign currency translation and transaction

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and the Group’s subsidiary incorporated in Hong Kong and BVI is United States dollars (“US$”). The functional currency of the Group’s subsidiary incorporated in Australia is Australian dollars (“AUD”). The functional currency of the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries determined their functional currency to be RMB.

Transactions denominated in foreign currencies other than functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains or losses arising from foreign currency transactions are recorded in the consolidated statements of operations and comprehensive loss.

The financial statements of the Group’s non-PRC entities are translated from their respective functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period.

The resulting foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income in the consolidated statements of changes in deficit and a component of other comprehensive loss in the consolidated statement of operations and comprehensive loss.

The Group recognizes the accumulated cumulative translation adjustment balance associated with disposed foreign subsidiaries as part of the gain or loss on disposal of foreign subsidiaries.

2.Summary of significant accounting policies (Continued)

(e)	Convenience translation

Translations of the consolidated balance sheets, the consolidated statement of operations and comprehensive loss and the consolidated statement of cash flows from RMB into US$ as of and for the year ended December 31, 2024 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB7.2993, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate, or at any other rate.

(f)Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, time deposits, and funds held in deposit accounts with banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. The Company had cash and cash equivalents of RMB40,508 and RMB26,951 as of December 31, 2023 and 2024, respectively.

(g)	Restricted cash

Cash that are restricted as to withdrawal for use or pledged as security is reported separately as restricted cash, and that are restricted as to withdrawal or use for other than current operations is classified as non-current. Restricted cash primarily represent dedicated funding demanded by the China Banking and Insurance Regulatory Commission (“CBIRC”) for insurance business. The Company had current restricted cash of nil and nil and non-current restricted cash of RMB5,000 and RMB5,000 as of December 31, 2023 and 2024, respectively.

(h)	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.
●	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
●	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash and cash equivalents, restricted cash, short-term financial guarantee assets, accounts receivable, amounts due from related parties, accounts payable and amounts due to related parties approximates fair value because of their short-term nature. Financing receivables and funding debts are carried at amortized cost. The carrying amount of the financing receivables, funding debts approximates their respective fair value as the interest rates applied reflect the current quoted market yield for comparable financial instruments. The available for sale investment is carried at fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income.

2.Summary of significant accounting policies (Continued)

(i)	Financing receivables, net

The Group generates financing receivables by providing the following:

(1) Personal and business installment loans to borrowers where the Group uses its own cash to fund the loan.

(2) Accrued interest income on financing receivables

Accrued interest income on financing receivables is calculated based on the contractual interest rate of the loan and recorded as installment service fees as earned. Financing receivables are placed on non-accrual status upon reaching 90 days past due in operating entities in PRC. When a financing receivable is placed on non-accrual status, the Group stops accruing interest as of such date. The Group does not resume accrual of interest after a loan has been placed on non-accrual basis.

The Company charges off the accrued interest receivable against the related allowance when management determines that full repayment of a loan is not probable. Generally, charge-off occurs after the 90th day of delinquency in operating entities in PRC. All accrued but unpaid interest as of such date is charged off against the provision for credit loss. The primary factor in making such determination is the assessment of potential recoverable amounts from the delinquent debtor.

(4) Non-accrual financing receivables and charged-off financing receivables

The Group considers a financing receivable to be delinquent when a monthly payment is one day past due. When the Group determines it is probable that full repayment of a loan will not be made, the remaining unpaid principal balance is charged off against the allowance for credit losses. Generally, charge-offs occur after 90 days of delinquency in operating entities in PRC. Installment service fees for nonaccrual financing receivables is recognized upon the collection of cash.

(j)	Accounts receivable, net

Accounts receivable represent amounts due from customers and are stated at the original amount less allowance for credit losses. Accounts receivable are recognized in the period when the Company has provided services to its customers and when its right to consideration is unconditional. The Company performs ongoing credit evaluation of its customers, and assesses allowance for credit losses based on credit loss model on portfolio basis. Accounts receivable balances are written off after all collection efforts have been exhausted. For accounts receivable from individuals, the balances are charged off after 90 days of delinquency. Accounts receivable were RMB1,569 and RMB3,442 as of December 31, 2023 and 2024.

2.Summary of significant accounting policies (Continued)

(k)	Long-term investments

Long-term investments represent the Group’s equity investments in privately held companies accounted for equity method, and equity investments without readily determinable fair values.

(1)	Equity investments accounted for using the equity method

The Group applies the equity method of accounting to equity investments, in common stock or in-substance common stock, over which it has significant influence but does not own a majority equity interest or otherwise control. Under the equity method, the Group initially records its investment at cost. The difference between the cost of the equity investment and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill or as an intangible asset as appropriate, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into consolidated statements of operations and comprehensive loss after the date of acquisition. The Group makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive loss if any. For the years ended December 31, 2022, 2023 and 2024, the Group recognized impairment loss on equity investment accounted for using the equity method of RMB36,600, nil and nil, respectively.

(2)	Equity investments without readily determinable fair values

The Group’s equity investments without readily determinable fair values, which do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”), and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of ASU2016-01 (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the consolidated statements of operations and comprehensive loss. The Group makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive loss if any. For the year ended December 31, 2022, 2023 and 2024, the Group recognized impairment loss of RMB50,000, nil and nil, respectively. The long-term investments had been fully impaired as of December 31, 2024.

(l)	Impairment of long-lived assets

The Group evaluates its long-lived assets with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing carrying amount of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the long-lived assets over their fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Company to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. The Group recorded impairment of long-lived assets of nil, RMB3,912 and RMB1,432 for the years ended 2022, 2023 and 2024, respectively. The impairment of long-lived assets in 2024 consisted of impairment of property, plant and equipment and right-of-use assets.

2.	Summary of significant accounting policies (Continued)

(m)Impairment of indefinite-lived intangible assets

The Group tests intangible assets that are not subject to amortization for impairment annually. An enterprise credit investigation license has been assigned as an indefinite life as the Group anticipates that it will contribute cash flows indefinitely. Indefinite-lived intangible assets are not amortized, but are evaluated at least annually to determine whether the indefinite useful life is appropriate. The Group measures the fair value of identifiable intangible assets upon acquisition and review for impairment annually on December 31, and whenever market or business events indicate there may be a potential impairment of that intangible. Impairment losses are recorded to the extent that the carrying value of the indefinite-lived intangible asset exceeds its fair value. Nil, RMB9,882 and nil impairment for intangible assets with indefinite life were recorded for the years ended December 31, 2022, 2023 and 2024, respectively.

(n)	Financial Guarantee

(1) Financial guarantee liabilities

For the off-balance sheet loans funded by certain financial partners, the Group is obligated to compensate the financial partners for the principal and interest of the defaulted loans in the event of borrowers’ default. In general, any unpaid principal and interest are paid by the Group when the borrower does not repay as scheduled.

The Group is obligated to compensate certain institutional financial partners for defaults on principal and interest repayments. The Group recognizes a stand ready obligation for its guarantee exposure in accordance with ASC 460.

At the inception of each loan subject to the guarantee provided, the Group recognizes the guarantee liability at fair value in accordance with ASC 460-10, which incorporates the expectation of potential future payments under the guarantee and takes into both non-contingent and contingent aspects of the guarantee. The liability recorded based on ASC 460 is determined on a loan-by-loan basis. As the risk of the guarantee liability is relieved, it is recognized into the consolidated statements of operation and comprehensive loss by a systematic and rational amortization method over the term of the loan, within the “Technical service fees” line item.

For the years ended December 31, 2022, 2023 and 2024, revenues recognized related to releasing of guarantee liabilities were RMB9,662, RMB536 and RMB43, respectively.

The ASC 450 component is a contingent liability determined based on probable loss considering the actual historical performance and current conditions, representing the obligation to make future payouts under the guarantee liability in excess of the stand-ready liability. The ASC 450 contingent component is determined on a collective basis and loans with similar risk characteristics are pooled into cohorts for purposes of measuring incurred losses. At all times the recognized liability (including the stand ready liability and contingent liability) is at least equal to the probable estimated losses of the guarantee portfolio. The ASC 450 contingent component, including the net payouts by the Group when borrower defaults, is recognized as cost on guarantee, in the consolidated statement of operations and comprehensive loss.

As of December 31, 2023 and 2024, the maximum potential future payment the Group could be required to make were RMB431 and nil, respectively.

(2) Financial guarantee assets

Financial guarantee assets are recognized at loan inception which is equal to the stand-ready liability recorded at fair value in accordance with ASC 460 and considers what premium would be required by the Group to issue the same guarantee service in a standalone arm’s-length transaction. Financial guarantee assets are reduced upon the receipt of the service fee payment from the borrowers and financial partners.

The Company assesses the realization of the financial guarantee assets collectively depending on factors such as delinquency rate, size, and other risk characteristics of the portfolio and records an allowance for amounts that it estimates will not be realized. For the years ended December 31, 2022, 2023 and 2024, the Company recorded reversal of allowance RMB171, RMB434 and nil, respectively in the statement of operations and comprehensive loss.

2.	Summary of significant accounting policies (Continued)
(o)	Revenue recognition

The Group is principally engaged in providing lending solutions through its online technology platform. The Group earns its revenues by providing the following: (i) a lending solution for borrowers who have business installment loan requests. The Group provides financing for these borrowers and earns installment service fees (including interests); (ii) a wealth management and insurance product distribution solution for asset management and insurance companies respectively to facilitate the sale of their products. The Group earns wealth management service and commission on financial products distributed through the Group’s platform that were sold by these asset management companies, and earns insurance brokerage commission revenue determined as a percentage of premiums paid by the insured. The Group does not have its own insurance products. Historically, the Company also provided (iii) a lending solution which assists borrowers to obtain loans from third party investors and certain financial partners. The Group provides lending solution but does not provide loan by itself. For these services, the Group earns technical service fees; (iv) a lending solution for borrowers who want to finance their on-line purchases from third parties (“Business Partners”) or who have personal installment loan requests.

Installment service fee

Installment service fee revenue is recognized over the terms of financing receivables using the effective interest rate method under ASC 310. Installment service fee revenue is not recorded when reasonable doubt exists as to the full, timely collection of installment service fee or principal. The Group also receives miscellaneous fees, such as penalty fees for late payments, which are contingent fees and are recognized when the event occurs and the payment is made by the customer as that is the point in time collectability is reasonably assured.

For technical service fees and wealth management service fees, the Group recognizes revenue pursuant to ASC 606. In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those services, reduced by Value Added Tax (“VAT”). To achieve the core principle of this standard, we applied the following five steps:

1.Identification of the contract, or contracts, with the customer;

2.Identification of the performance obligations in the contract;

3.Determination of the transaction price;

4.Allocation of the transaction price to the performance obligations in the contract; and

5.Recognition of the revenue when, or as, a performance obligation is satisfied.

Technical service fees

Under ASC 606, the Group considers the 1) online credit assessment and referral service and post-lending management service, collectively and 2) guarantee service as two separate services, of which, the guarantee service is accounted for at fair value in accordance with ASC 460. Revenue from the guarantee services is recognized once the Company is released from the underlying risk (see Note 2(n)).

As the online credit assessment and referral service and post-lending management service are not distinct, the Group identifies one performance obligation under ASC 606.

The Group also provides risk control service to customers in a separate contract, which is identified as one performance obligation under ASC 606. The Group determines the transaction price of technical services to be the service fees chargeable to customers.

2.	Summary of significant accounting policies (Continued)

Technical service fees (Continued)

The Group determines the transaction price of technical service to be the service fees chargeable from the borrowers or institutional financial partners, net of value-added tax and excluding the transaction price allocated to guarantee service. The transaction price of technical service is determined based on a specific percentage of the loan volume that the Group referred to financial partners and takes into account of collections from borrowers including default or early repayment of the borrowers as adjusting factors in determining the actual technical service fee according to method agreed in contracts with customers.

Revenues from technical services are recognized over time since the customers simultaneously receive and consume benefit provided by the Group’s technical service as the Group performs. Output method is used to measure the Group’s progress toward complete satisfaction of the performance obligation. For technical service fees charged from borrowers, the Group recognizes revenue during the service period. For technical service fees charged from other financial partners, the Group applies the invoice practical expedient and recognizes revenue in the amount to which the Group has a right to invoice based on the dollar volume of loans referred to financial partners and collection of principal and interest from borrowers within the period.

Wealth management service fee and others

The Group earns wealth management service fee mainly from subscription fee on financial products distributed through the Group’s platform that were sold by these asset management companies and management service fee in relation to the financial products. The Group also earns commission from providing brokerage service for insurance companies.

For subscription fee, the Group identifies its promise to sell fund products on behalf of asset management companies. The Group’s performance obligation is satisfied and revenue is recognized at a point in time when the investors have transferred the subscription fund to an escrow account and the Group has successfully subscribed the fund products in the system. Subscription fees are calculated by multiplying a pre - agreed charge rate with asset management companies. Such fees are typically paid on or shortly after the completion of the transaction.

For management service fee, the Group’s performance obligation is continuously providing the investors follow-up services in relation to the financial products, such as circulating latest information of the net value of the fund products in a timely manner. The aforementioned performance obligation is satisfied and revenue is recognized over the investors’ holding period of the products they purchase. Management service fees consist of fixed part and floated part. The fixed part is calculated by multiplying a pre-agreed rate with management fees charged by the asset management companies derived from the fund share sold by the Group. Such fees are typically paid on a regular basis (normally quarterly). The floated part is calculated based on the performance of the underlying fund products sold by the Group and is a variable consideration. Such performance-based income will not be recognized as revenue until (a) it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur, or (b) the uncertainty associated with the variable consideration is subsequently resolved. At each reporting date, the Group updates its estimate of the transaction price and concludes that it cannot include its estimate of performance-based income in the transaction price because performance-based income has various possible consideration amounts and the experience that the Group has with similar contracts is of little predictive value in determining the future performance of the funds, thus the Group cannot conclude that it is probable that a significant reversal in the cumulative amount of revenue recognized would not occur.

The Group also provides insurance brokerage service primarily distributing insurance products as broker for insurance companies and earns brokerage commission revenue determined as a percentage of premiums paid by the insured. The commission rate is based on the bill provided by the insurance companies, and it is also under strict regulation of the CBIRC. As the Group’s performance obligation under brokerage service is to sell the insurance policy on behalf the insurance companies, the brokerage services revenue is recognized at the point in time when the insurance policy is signed and the premium is collected by insurance company.

2.	Summary of significant accounting policies (Continued)

Contract assets

The Group has no contract assets.

Contract liability

Contract liability consists of technical service fees received from borrowers before the service has been rendered, and is recorded as “Deferred service fee” included in “Accrued expenses and other liabilities” on the consolidated balance sheets. For monthly consulting fee which is received monthly from customers and upfront fee which is received upon the successful matching of the loans, contract liability is recognized as revenue when service is provided. The amount of revenue recognized during the years ended December 31, 2022, 2023 and 2024 that was previously included in the contract liabilities balance as of December 31, 2021, 2022 and 2023 was RMB1,885, RMB1,714 and RMB330.

(p)	Funding cost

Funding cost mainly consists of interest expense the Group pays in relation to the funding debts to fund its financing receivables and certain fees incurred in obtaining these funding debts, such as origination and management fees and legal fees.

(q)	Provision for credit losses

On January 1, 2023, the Group adopted ASC 326, Financial Instruments—Credit Losses, which requires recognition of allowances upon origination or acquisition of financial assets at an estimate of expected credit losses over the contractual term of the financial assets (the current expected credit loss or the “CECL” model) using the modified retrospective transition method.

The Group’s financial assets subject to the CECL model mainly include: financing receivables, accounts receivable and other receivables which are recorded as a component of the prepayments and other current assets.

The Group estimates the loss rate of financing receivables on a pool basis by taking into consideration the historical delinquency rate by vintage, adjusted by correlated industrial and macro-economic factors, and other pertinent information in assessing future performance of the loan portfolio. The Group monitors the delinquency status by vintage of origination and write off delinquent loans timely when the loans become uncollectible.

For accounts receivable, the Group estimates the loss rate based on historical experience, the age of the receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. For other receivables, the Group reviews other receivables on a periodic basis and makes allowances on an individual basis when there is doubt as to the collectability. Other receivables are written off after all collection efforts have been exhausted.

(r)	Origination and servicing cost

Origination and servicing cost mainly consists of costs that are paid for data used in credit assessments, users acquisition costs relating to revenue from lending solutions, bandwidth and data center costs, customer service support costs, fees paid to third-party payment channels and commission paid to insurance salespersons. All origination and servicing costs have been expensed as incurred.

2.	Summary of significant accounting policies (Continued)

(s)Research and development expenses

Research and development expenses consist primarily of salaries and benefits (including share-based compensation expenses) of employees and related expenses for IT professionals involved in developing technology platforms and websites, server and other equipment depreciation, bandwidth and data center costs, and rental fees. All research and development costs have been expensed as incurred as the costs qualifying for capitalization have been insignificant.

(t)Share-based compensation expenses

All share-based awards granted to employees, including restricted ordinary shares and share options, are measured at fair value on grant date. Share based compensation expense is recognized using the straight-line method or graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period.

The Binomial option pricing model is used to estimate fair value of the share options. Restricted ordinary shares are measured based on the fair value of ordinary shares at the grant date. The determination of estimated fair value of share-based payment awards on the grant date using an option pricing model was affected by the fair value of underlying ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility over the expected term of the awards, actual and projected employee share option exercise behaviors, a risk-free interest rate, volatility and any expected dividends. Shares that do not have quoted market prices, were valued based on the income approach. Determination of estimated fair value shares that do not have quoted market prices requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on similar companies in China.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate pre-vesting option and records share based compensation expenses only for those awards that are expected to vest.

For share options granted with service condition and the occurrence of an IPO as performance condition, share-based compensation expenses are recorded net of estimated forfeitures using graded-vesting method during the requisite service period.

(u)	Leases

The Group adopted the ASC 842 since January 1, 2022 using the cumulative effect adjustment approach. The Group categorizes leases with contractual terms longer than 12 months as either operating or finance lease. The Group elected not to present short-term leases on the consolidated balance sheets as these leases have a lease term of 12 months or less at commencement date of the lease. The Group did not enter into finance leases for any of the periods presented. The lease terms of operating leases vary from one year to five years.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange for a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The Group estimates its incremental borrowing rate for its leases at the commencement date to determine the present value of future lease payments when the implicit rate is not readily determinable in the lease. In estimating its incremental borrowing rate, the Group considers its credit rating and publicly available data of borrowing rates for loans of similar amount, currency and term as the lease.

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date. After lease commencement, operating lease liabilities are measured at the present value of the remaining lease payments using the discount rate determined at lease commencement. ROU assets are measured at the amount of the lease liabilities and further adjusted for prepaid or accrued lease payments, the remaining balance of any lease incentives received, unamortized initial direct costs and impairment of the ROU assets, if any. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are generally not included in the initial lease terms.

2.Summary of significant accounting policies (Continued)

(v)Taxation

Income taxes

Current income taxes are provided on the basis of net income (loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carry forwards and credits. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be reversed or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the consolidated statement of operations and comprehensive loss in the period of the enactment of the change.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The Company’s affiliated entities in the PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100 ($14). In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.

Uncertain tax positions

In order to assess uncertain tax positions, the Group applies a more-likely-than-not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more-likely-than-not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likelihood of being realized upon settlement. The Group recognizes interest and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under income tax expenses in its consolidated statements of operations and comprehensive loss.

Value added Tax (“VAT”)

The Group is subject to VAT at the rate of 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of tax payable on the face of balance sheet. The Group records revenue net of value added tax and related surcharges.

2.Summary of significant accounting policies (Continued)

(w)Segment reporting

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer (“CEO”) is the Company’s CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates as one operating segment. The Company has concluded that consolidated net income/(loss) is the measure of segment profitability. The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on consolidated net income/(loss) as reported in the consolidated statements of operations. See Note 20 for significant expenses regularly provided to the Group’s CODM.

The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

(x)Loss per share

Loss per share is computed in accordance with ASC 260. The two-class method is used for computing earnings per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.

Basic loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares include ordinary shares issuable upon the exercise of outstanding share options and restricted shares using the treasury stock method, and convertible loan under if-convertible method. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share. Net loss per ordinary share is computed on Class A Ordinary Shares and Class B Ordinary Shares on the combined basis, because both classes have the same dividend rights in the Company’s undistributed net income.

(y)Statutory reserves

In accordance with China’s Company Laws and Foreign Investment Enterprises, the Company’s subsidiaries, VIEs and VIEs’ subsidiaries in the PRC must make appropriations from their after-tax profit (as determined under the accounting principles generally acceptable in the People’s Republic of China (“PRC GAAP”)) to non-distributable reserve funds. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.

The use of the statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. None of these reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2022, 2023 and 2024, profit appropriation to general reserve fund and statutory surplus fund for the Group’s entities incorporated in the PRC was approximately RMB716, RMB373 and RMB282, respectively. No appropriation to other reserve funds was made for any of the periods presented.

(z)Comprehensive loss

Comprehensive loss is defined to include all changes in shareholders’ equity/(deficit) of the Group during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income, as presented on the consolidated balance sheets, consists of accumulated foreign currency translation adjustments and unrealized loss of available for sales investment.

2.Summary of significant accounting policies (Continued)

(aa)Recently adopted accounting pronouncements

In November 2023, FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted this standard, which did not have a material impact on the consolidated financial statements but resulted in certain additional disclosures as required by the revised ASU. See Note 20.

(bb)Recently issued accounting pronouncements not yet adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company expects no material impact of adopting ASU 2023-09.

In November 2024, the FASB issued ASU 2024-03, “Disaggregation of Income Statement Expenses”, which requires companies to provide new financial statement disclosures disaggregating prescribed expense categories within relevant income statement expense captions. This amendment is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, on a prospective basis and early adoption and retrospective application is permitted. The Company is currently assessing the impact of adopting this standard on the consolidated financial statements.

In November 2024, the FASB issued ASU 2024-04, “Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments”, which seeks to clarify the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as induced conversions. This amendment is effective for annual periods beginning after December 15, 2025, and for interim periods within fiscal years beginning after December 15, 2026. The Company is currently evaluating the impact of this standard on the consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Group’s consolidated results of operations or financial position.